BASIS OF PREPARATION AND PRESENTATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about impacts of COVID-19 [Line Items]
Temporary suspension, standby and other incremental COVID-19 costs	$ 7.7	$ 3.5
Minera Florida Ltda.
Disclosure of detailed information about impacts of COVID-19 [Line Items]
Temporary suspension, standby and other incremental COVID-19 costs	5.7
Cerro Moro [Member]
Disclosure of detailed information about impacts of COVID-19 [Line Items]
Temporary suspension, standby and other incremental COVID-19 costs	$ 2.0